INCOME TAX BENEFIT - Summary of Net Operating Losses and Tax Credit Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Federal
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 42,539	$ 75,142
Tax credits	387	387
State
Operating Loss Carryforwards [Line Items]
Net operating losses	25,383	64,984
Tax credits	88	121
Foreign Tax Jurisdiction | Hong Kong
Operating Loss Carryforwards [Line Items]
Net operating losses	0	375
Foreign Tax Jurisdiction | Vietnam
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 0	$ 1,929